Research and Development Expenses, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Schedule of Research and Development Expenses [Line Items]
Research and development expense	₪ 16,213	$ 4,325	₪ 16,921	₪ 29,200
Less: Participation in R&D expenses, See Note 13b			(573)	(9,257)
IIA participation in R&D expenses, See Note 13(a)(2)	3,227		(2,282)	(3,154)
Participation in research and development expenses	3,227	861	(2,855)	(12,411)
Research and development expenses, net	19,440	$ 5,186	14,066	16,789
Payroll and related expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	7,080		7,687	8,728
Share-based payments [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	1,626		1,197	2,127
Subcontractors and consultants [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	1,064		2,554	11,328
Consumables and materials [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	1,112		698	1,806
Depreciation and amortization [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	971		1,002	826
Rent and maintenance [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	2,805		2,700	2,963
Other [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expense	₪ 1,555		₪ 1,083	₪ 1,422